Liability for Employee Rights upon Retirement, Net (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [abstract]
Liability for employee rights upon retirement, net	₪ 19	₪ 14
Total liability	26	26
Fair value of the plan assets severance pay fund	15	20
Defined benefit plans expense	1	2
Group's liability for adaptation grants to employees	₪ 8	₪ 8